Document And Entity Information	Dec. 05, 2019
Document Information [Line Items]
Entity Registrant Name	National Beverage Corp.
Document Type	8-K
Document Period End Date	Dec. 05, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	1-14170
Entity Tax Identification Number	59-2605822
Entity Address, Address Line One	8100 SW Tenth Street
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33324
City Area Code	954
Local Phone Number	581-0922
Title of 12(b) Security	Common Stock
Trading Symbol	FIZZ
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000069891